Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Right-of-use assets	$ 0	$ 67,330	$ 121,777
Operating lease liabilities		$ 67,330	$ 121,777
Rental expenses	$ 71,629
Commitments and contingencies, description	The Company has entered into a lease agreement for office with a lease period ranging from January 10, 2019 to January 9, 2022. Total commitment for the full term of the lease will be $199,085.